SCHEDULE OF LEASE EXPENSES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating Leases
Operating lease expense	$ 327,346	$ 442,648
Short-term lease expense	20,791	17,988
Total operating lease costs	348,137	460,636
Operating cash flows used in operating leases	$ 169,937	$ 136,016
Weighted average remaining lease term (in years)	1 year 6 months 7 days	1 year 10 months 13 days
Weighted average discount rate	10.00%	10.00%